Shareholders' Equity (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Before reorganization
Disclosure of classes of share capital [line items]
Number of shares outstanding, beginning balance		69,031
Number of shares issued, beginning balance		69,103
Outstanding as adjusted, beginning balance		69,031
Issued as adjusted		76,290		69,103
Issued shares - convertible loans		7,187
Outstanding as adjusted, ending balance		76,218
After Reorganization
Disclosure of classes of share capital [line items]
Number of shares outstanding, beginning balance	284,403,289	69,031
Number of shares issued, beginning balance	285,657,980	69,103
Retrospective application of share split			197,358,168
Issued shares for share-based payments exercised	8,392,206
Warrants exercised	10
ELOC commitment shares	262,697
Outstanding as adjusted, beginning balance		197,221,567
Issued as adjusted		197,427,271		197,427,271
Issued shares - convertible loans		20,533,259
Outstanding as adjusted, ending balance		197,221,567
Number of shares outstanding, ending balance	293,058,202
Number of shares issued, ending balance	294,312,893
Treasury shares | After Reorganization
Disclosure of classes of share capital [line items]
Retrospective application of share split			(205,632)
Class A shares
Disclosure of classes of share capital [line items]
Number of shares outstanding, beginning balance	259,990,224	69,031
Number of shares issued, beginning balance	261,244,915	69,103
Retrospective application of share split			172,945,103
Issued shares for share-based payments exercised	8,392,206
Warrants exercised	10
ELOC commitment shares	262,697
Outstanding as adjusted, beginning balance		172,808,502
Issued as adjusted		193,547,465		173,014,206
Issued shares - convertible loans		20,533,259
Outstanding as adjusted, ending balance		193,341,761
Number of shares outstanding, ending balance	268,645,137
Number of shares issued, ending balance	269,899,828
Class A shares | Treasury shares
Disclosure of classes of share capital [line items]
Retrospective application of share split			(205,632)
Class B shares
Disclosure of classes of share capital [line items]
Number of shares outstanding, beginning balance	24,413,065
Number of shares issued, beginning balance	24,413,065
Retrospective application of share split			24,413,065
Outstanding as adjusted, beginning balance		24,413,065
Issued as adjusted		24,413,065		24,413,065
Outstanding as adjusted, ending balance		24,413,065
Number of shares outstanding, ending balance	24,413,065
Number of shares issued, ending balance	24,413,065